CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,571,745	$ 560,485	¥ 1,180,787		¥ 1,392,339
Prepayments and other current assets (including prepayments and other current assets of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs of nil and RMB12,046 (US$1,890) as of December 31, 2020 and 2021, respectively)	1,172,472	183,985	1,603,447
Total current assets	6,843,550	1,073,901	9,367,711
Non-current assets:
Other non-current assets	111,640	17,519	509,023
Total non-current assets	4,500,333	706,201	10,503,112
Total assets	11,343,883	1,780,102	19,870,823
Current liabilities:
Accrued expenses and other liabilities	1,591,639	249,763	1,407,253
Convertible senior notes held by a related party - current	633,475	99,406
Convertible senior notes held by third parties-current	633,475	99,406
Total current liabilities	5,851,850	918,283	12,634,249
Non-current liabilities:
Convertible senior notes held by a related party	955,097	149,876	1,617,846
Convertible senior notes held by third parties | ¥			642,121
Total non-current liabilities	3,275,169	513,945	5,511,970
Total liabilities	9,127,019	1,432,228	18,146,219
Shareholders' equity/(deficit):
Treasury shares	(113,031)	(17,737)	(211,352)
Statutory Reserves	167	26	8,038
Additional paid in capital	19,522,173	3,063,455	19,487,232
Accumulated deficit	(17,471,716)	(2,741,694)	(17,710,964)
Accumulated other comprehensive income	107,379	16,850	151,677
Total shareholders' equity	2,070,960	324,978	1,750,619
Non-controlling interests	(45,961)	(7,212)	(26,015)
Total shareholders' equity	2,024,999	317,766	1,724,604		3,915,284	¥ 4,140,158
Total liabilities and shareholders' equity	¥ 11,343,883	$ 1,780,102	¥ 19,870,823
Parenthetical disclosures
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053	1,858,134,053	1,858,134,053
Reportable legal entities | Parent
Current assets:
Cash and cash equivalents	¥ 6,805	$ 1,068	¥ 33,310	$ 5,227	¥ 9,933	¥ 5,350
Prepayments and other current assets (including prepayments and other current assets of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs of nil and RMB12,046 (US$1,890) as of December 31, 2020 and 2021, respectively)	4,166	654	6,295
Total current assets	10,971	1,722	39,605
Non-current assets:
Other non-current assets	1,646	258	1,686
Investments in subsidiaries and VIEs	4,684,363	735,079	4,230,471
Total non-current assets	4,686,009	735,337	4,232,157
Total assets	4,696,980	737,059	4,271,762
Current liabilities:
Accrued expenses and other liabilities	38,387	6,024	39,302
Convertible senior notes held by a related party - current	633,475	99,406
Convertible senior notes held by third parties-current	633,475	99,406
Total current liabilities	1,305,337	204,836	39,302
Non-current liabilities:
Long-term payable due to subsidiaries	365,586	57,369	221,874
Convertible senior notes held by a related party	955,097	149,876	1,617,846
Convertible senior notes held by third parties | ¥			642,121
Total non-current liabilities	1,320,683	207,245	2,481,841
Total liabilities	2,626,020	412,081	2,521,143
Shareholders' equity/(deficit):
Treasury shares	(113,031)	(17,737)	(211,352)
Statutory Reserves	167	26	8,038
Additional paid in capital	19,522,173	3,063,455	19,487,232
Accumulated deficit	(17,471,716)	(2,741,694)	(17,710,964)
Accumulated other comprehensive income	107,379	16,850	151,677
Total shareholders' equity	2,070,960	324,978	1,750,619
Total liabilities and shareholders' equity	4,696,980	737,059	4,271,762
Class A ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	¥ 16,532	$ 2,594	¥ 16,532
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053	1,858,134,053	1,858,134,053
Ordinary shares, issued shares	255,648,452	255,648,452	250,648,452	250,648,452
Ordinary shares, outstanding shares	255,648,452	255,648,452	250,648,452	250,648,452
Class A ordinary shares | Reportable legal entities | Parent
Shareholders' equity/(deficit):
Ordinary shares	¥ 16,532	$ 2,594	¥ 16,532
Class B ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	¥ 6,178	$ 970	¥ 6,178
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249	94,075,249	94,075,249
Ordinary shares, issued shares	94,075,249	94,075,249	94,075,249	94,075,249
Ordinary shares, outstanding shares	94,075,249	94,075,249	94,075,249	94,075,249
Class B ordinary shares | Reportable legal entities | Parent
Shareholders' equity/(deficit):
Ordinary shares	¥ 6,178	$ 970	¥ 6,178
Class C ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	¥ 3,278	$ 514	¥ 3,278
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698	47,790,698	47,790,698
Ordinary shares, issued shares	47,790,698	47,790,698
Ordinary shares, outstanding shares	47,790,698	47,790,698	47,790,698	47,790,698
Class C ordinary shares | Reportable legal entities | Parent
Shareholders' equity/(deficit):
Ordinary shares	¥ 3,278	$ 514	¥ 3,278